PROPERTY, PLANT AND EQUIPMENT, NET - Summary of Component of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 193,887	$ 169,691	$ 162,043
Less: accumulated deprecation	(129,437)	(125,537)	(117,651)
Property, plant and equipment, net	64,450	44,154	44,392
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment			898
Rental Tools and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	184,284	160,973	152,986
Buildings and improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment		5,781	5,177
Office Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	2,282	2,101	1,869
Transportation and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	796	827	947
Construction in Progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	286	9	$ 166
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 6,239	$ 5,781
Minimum | Rental Tools and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years	5 years
Minimum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years	5 years
Minimum | Office Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years	3 years
Minimum | Transportation and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)		3 years
Minimum | Construction in Progress
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Maximum | Rental Tools and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years	10 years
Maximum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	40 years	40 years
Maximum | Office Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years	5 years
Maximum | Transportation and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)		5 years
Maximum | Construction in Progress
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years